Patents (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Amortization of Intangible Assets	$ 23	$ 23
Other Intangible Assets, Net	$ 123,412
Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life	20 years